Stock Options (Tables)	12 Months Ended
Aug. 31, 2013
Stock Options Tables
Stock option activity

A summary of the Company’s stock option activity for the year ended August 31, 2013, and related information follows:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2012	861,671	2.10
Grants	177,500	1.59
Exercises	(63,333)	1.65
Forfeitures	(5,000)	3.27
Outstanding at August 31, 2013	970,838	2.03	6.83 years	$236,334
Exercisable at August 31, 2013	479,337	2.42	6.27 years	$108,084
Available for grant at August 31, 2013	3,892,495

Share-based compensation cost

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Consolidated Statements of Operations for the years ended August 31, 2013 and 2012, and from May 5, 1998 (inception) to August 31, 2013:

	Year Ended August 31,		Cumulative May 5, 1998 (Inception) to August 31,
	2013	2012	2013
Stock Compensation Expense:
Selling general and administrative expense	$324,230	$205,098	$2,454,998

Stock options outstanding and exercisable

The following table summarizes information about stock options outstanding and exercisable at August 31, 2013:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Options Outstanding	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.80	15,000	9.31	$0.80	7,500	9.31	$0.80
1.32	50,001	1.29	1.32	50,001	1.29	1.32
1.65	763,334	6.83	1.65	283,333	8.34	1.65
2.30	2,500	8.66	2.30	2,500	8.66	2.30
2.50	10,000	7.60	2.50	6,000	7.60	2.50
2.55	33,334	5.03	2.55	33,334	5.03	2.55
3.27	18,334	0.91	3.27	18,334	0.91	3.27
4.98	16,667	4.53	4.98	16,667	4.53	4.98
5.94	50,001	7.32	5.94	50,001	7.32	5.94
6.51	11,667	1.08	6.51	11,667	1.08	6.51
Total	970,838	6.83	$2.03	479,337	6.27	$2.42